Service Class Shares | SC Lord Abbett Growth & Income Fund
FUND SUMMARY SCSM Lord Abbett Growth & Income Fund
INVESTMENT GOAL
Long-term growth of capital and income without excessive fluctuations in market value.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Service Class Shares SC Lord Abbett Growth & Income Fund Service Class
Unified Management Fee	0.87%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	1.13%

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example - (USD $)	One Year	Three Years	Five Years	Ten Years
Service Class Shares SC Lord Abbett Growth & Income Fund Service Class shares	115	359	622	1,375

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 68% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES
Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large companies. For purposes of this fund, a large company is one that has a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000® Index. As of December 31, 2011, the market capitalization range of companies in the Russell 1000® Index was $36.0 million to $417.5 billion. This range varies daily. The fund may, but need not, sell a security if the issuer’s market capitalization subsequently falls outside this range.

The fund primarily purchases equity securities of large, seasoned, U.S. and multinational companies that the fund’s subadviser believes are undervalued. The fund may invest up to 10% of its net assets in securities issued by foreign companies that primarily are traded outside of the U.S. The fund may invest without limitation in securities of companies that are incorporated or organized under the laws of jurisdictions outside of the U.S., but primarily traded on a U.S. securities exchange, including American Depositary Receipts (“ADRs”) and similar depositary receipts.

How Investments Are Selected

The key investment strategies of Lord, Abbett & Co. LLC, the fund’s subadviser, include:
  Investing in companies that the subadviser believes have been undervalued by the market and are selling at reasonable prices in relation to the subadviser’s assessment of their potential or intrinsic value. A security may be undervalued by the market because of a lack of awareness of the company’s intrinsic value or a lack of recognition of the company’s future potential. In addition, a company may be undervalued because it may be temporarily out of favor by the market.
  Investing in large, seasoned companies that tend to be less volatile than smaller companies.
  Monitoring company fundamentals, market and economic environments, and valuation targets to determine when to sell portfolio holdings.

PRINCIPAL RISKS
Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:
  U.S. or foreign stock markets go down or perform poorly relative to other types of investments.
  The prospects of individual companies in which the fund invests change.
  Large capitalization value stocks underperform relative to small or mid capitalization stocks or growth stocks.
  Due to investments in multinational companies, the fund experiences greater market, liquidity, currency, political, information and other risks.
  The market undervalues the stocks held by the fund for longer than expected.
  Securities judged to be undervalued are actually appropriately priced.
  Foreign equity markets, which can be more volatile than the U.S. markets due to increased risks of adverse political, regulatory, market or economic developments, or the more limited availability of accurate information about foreign issuers, underperform the U.S. market or other types of investments.
  ADRs entail similar investment risks to direct ownership of foreign securities traded outside of the U.S. markets, including increased market, liquidity, currency, political, information and other risks.
  The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

FUND PERFORMANCE
The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Service Class shares

Calendar years ended December 31
(Full calendar years since March 7, 2008 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	17.77%	2nd Quarter 2009

Lowest	(17.35)%	3rd Quarter 2011

Average annual total returns for Service Class shares (for the periods ended December 31, 2011)
Average Annual Total Returns - Service Class Shares SC Lord Abbett Growth & Income Fund	One Year	Since Inception	Inception Date
Service Class shares	(6.40%)	(2.26%)	Mar. 07, 2008
Russell 1000 Value Index (reflects no deduction for fees or expenses)	0.39%	(0.57%)	Mar. 07, 2008